SECURITIES AND EXCHANGE COMMISSION

                            Washington, D. C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /
                                                                 ----


         Pre-Effective Amendment No.                             /   /
                                     -------                      ---
         Post-Effective Amendment No.   15                       / X /
                                      --------                    ---
                                                         and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT          /    /
                                                                  ----
OF 1940


         Amendment No.   16                                     / X  /
                       ------                                    ----
                                             (Check appropriate box or boxes.)


          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541

               (Exact Name of Registrant as Specified in Charter)

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 251-6700

     Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive,
                       Suite 200, Southlake, Texas 76092

                     (Name and Address of Agent for Service)

                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed  that this filing will become  effective:
/_/  immediately  upon filing  pursuant to paragraph (b)
/_/on (date)  pursuant to paragraph (b)
/X/ 60 days  after  filing  pursuant  to  paragraph  (a)(1)
/_/ on (date)  pursuant  to paragraph  (a)(1)
/ / 75 days after filing  pursuant to paragraph  (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/_/this  post-effective   amendment  designates  a  new  effective  date  for  a
previously filed post-effective amendment.

                        iExchange Diversified Growth Fund

                         iExchange Small Cap Growth Fund

                           iExchange New Economy Fund

                                   Prospectus


                              _______________, 2001





14180 Dallas Parkway
Suite 200
Dallas, Texas  75240
(800)-[            ]















The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
                                                                            PAGE

RISK/RETURN SUMMARY.............................................................

FEES AND EXPENSES OF INVESTING IN THE FUNDS.....................................

ADDITIONAL INFORMATION ABOUT STRATEGIES AND RISKS...............................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUNDS.........................................................

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

iExchange Diversified Growth Fund
Investment Objective

         The Fund's investment objective is long term capital appreciation.

Principal Strategies

         The Fund seeks to provide investors with long term capital appreciation by investing primarily in a diversified portfolio of common stock of U.S. companies. The Fund intends to focus on growth stocks, which are those stocks that generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.


         The Fund's adviser uses its software model (called the Interactive Portfolio Management Model(TM)) to select the stocks the Fund will buy and sell. The Model is based primarily on stock price forecasts submitted by members of the iExchange.com web site known as "Analysts." The iExchange Analysts are visitors to the iExchange.com web site that actively participate by making price forecasts, not "Wall Street" analysts.

o The Model weights the stock price forecasts, based on the historical accuracy of each iExchange Analyst's forecasts.
o The Model uses screens and settings determined by the Fund's adviser, consistent with the Fund's objective, for factors such as price to earnings growth ratios, risk measurement, liquidity requirements and sector allocation. The screens and settings will be changed by the adviser based on market conditions.
o The Model applies these screens and settings to the weighted stock forecasts to determine the stocks (and the appropriate amount of each stock) for the Fund's portfolio.
o The adviser will then review the output of the Model, making any adjustments it believes are necessary to the Model's settings and resultant portfolio.
o The portfolio is periodically "rebalanced," at which time portfolio securities are bought and sold by the Fund. Rebalancing is triggered by one of three events: a substantial change in the cash component (due to additional investments or redemptions), a substantial change in the weighting of the portfolio (due to changes in market value) and a periodic reevaluation of the portfolio.



         It is the intention of the Fund's adviser to rely solely on the Model (and the forecasts made by the iExchange Analysts) to determine the stocks in the Fund's portfolio. The Fund's portfolio will not, however, precisely mirror the iExchange Analysts' selections because the Model applies the adviser's screens and settings to the input from the iExchange Analysts forecasts. The adviser could also override the Model's recommendations at any time if the adviser believes that an unforeseen or extreme market condition warrants such action.


         Although the Fund will be diversified among various companies, it is likely that the Fund could invest a significant portion of its assets in the technology sector. In addition to common stock of U.S. companies, the Fund may invest to a limited degree in foreign companies by purchasing American Depositary Receipts (ADRs). An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. They are alternatives to the direct purchase of the underlying foreign stock.

Principal Risks


Management Risk. The Fund's performance is in large measure dependent on the iExchange Analysts and the quality of their stock price forecasts. There is no guarantee that people will participate in the iExchange.com web site, or that their participation will result in quality recommendations. This is a principal risk because the adviser only considers companies recommended by iExchange Analysts. In addition, the Fund could perform poorly if the adviser's Interactive Portfolio Management Model(TM) does not perform. The adviser has no prior experience as an investment adviser or using the Model.


On-line Investing Risk. The Fund is designed specifically for on-line investors. An interruption in on-line services could result in a delay or interruption in your ability to access the web site, or place purchase or sale orders with the Fund. A delay in placing an order could result in the investor paying a higher price, or receiving a lower price, for the shares.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

Volatility Risk. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

Technology Risk. To the extent the Fund invests in the technology sector, weakness in this sector could result in losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, may have a material effect on the products and services of these companies. In addition, the rate of technological change often requires extensive and sustained investment in research and development. It is likely that some of today's public companies that are benefiting from the growth of the Internet and other new technologies will not exist in the future. The price of many of these stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

Foreign Risk. To the extent the Fund invests in ADRs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

No Fund is a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

iExchange Small Cap Growth Fund
Investment Objective

         The Fund's investment objective is long term capital appreciation.

Principal Strategies

         The Fund seeks to provide investors with long term capital appreciation by investing at least 65% of its assets in common stock of small capitalization U.S. companies. The Fund intends to focus on growth stocks, which are those stocks that generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth. The Fund considers a company to be small if its market capitalization, at the time of purchase by the Fund, is within the capitalization range of the companies in the Russell 2000 Index (as of the date of this prospectus, $250 million to $1.5 billion).


         The Fund's adviser uses its software model (called the Interactive Portfolio Management Model(TM)) to select the stocks the Fund will buy and sell. The Model is based primarily on stock price forecasts submitted by members of the iExchange.com web site known as "Analysts." The iExchange Analysts are visitors to the iExchange.com web site that actively participate by making price forecasts, not "Wall Street" analysts.

o The Model weights the stock price forecasts, based on the historical accuracy of each iExchange Analyst's forecasts.
o The Model uses screens and settings determined by the Fund's adviser, consistent with the Fund's objective, for factors such as price to earnings growth ratios, risk measurement, liquidity requirements and sector allocation. The screens and settings will be changed by the adviser based on market conditions.
o The Model applies these screens and settings to the weighted stock forecasts to determine the stocks (and the appropriate amount of each stock) for the Fund's portfolio.
o The adviser will then review the output of the Model, making any adjustments it believes are necessary to the Model's settings and resultant portfolio.
o The portfolio is periodically "rebalanced," at which time portfolio securities are bought and sold by the Fund. Rebalancing is triggered by one of three events: a substantial change in the cash component (due to additional investments or redemptions), a substantial change in the weighting of the portfolio (due to changes in market value) and a periodic reevaluation of the portfolio.



         It is the intention of the Fund's adviser to rely solely on the Model (and the forecasts made by the iExchange Analysts) to determine the stocks in the Fund's portfolio. The Fund's portfolio will not, however, precisely mirror the iExchange Analysts' selections because the Model applies the adviser's screens and settings to the input from the iExchange Analysts forecasts. The adviser could also override the Model's recommendations at any time if the adviser believes that an unforeseen or extreme market condition warrants such action.


         It is likely that the Fund could invest a significant portion of its assets in the technology sector. In addition to common stock of U.S. companies, the Fund may invest to a limited degree in foreign companies by purchasing American Depositary Receipts (ADR's). An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. They are alternatives to the direct purchase of the underlying foreign stock. The Fund is non-diversified, which means that its portfolio may at times focus on a limited number of companies.

Principal Risks


Management Risk. The Fund's performance is in large measure dependent on the iExchange Analysts and the quality of their stock price forecasts. There is no guarantee that people will participate in the iExchange.com web site, or that their participation will result in quality recommendations. This is a principal risk because the adviser only considers companies recommended by iExchange Analysts. In addition, the Fund could perform poorly if the adviser's Interactive Portfolio Management Model(TM) does not perform. The adviser has no prior experience as an investment adviser or using the Model.


On-line Investing Risk. The Fund is designed specifically for on-line investors. An interruption in on-line services could result in a delay or interruption in your ability to access the web site, or place purchase or sale orders with the Fund. A delay in placing an order could result in the investor paying a higher price, or receiving a lower price, for the shares.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

Foreign Risk. To the extent the Fund invests in ADRs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

Technology Risk. To the extent the Fund invests in the technology sector, weakness in this sector could result in losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, may have a material effect on the products and services of these companies. In addition, the rate of technological change often requires extensive and sustained investment in research and development. It is likely that some of today's public companies that are benefiting from the growth of the Internet and other new technologies will not exist in the future. The price of many of these stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

Smaller Company Risk.

o The earnings and prospects of smaller companies are more volatile than larger companies.
o Smaller companies may experience higher failure rates than do larger companies.
o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Volatility Risk. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

Non-diversification Risk. As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may at times focus on a limited number of companies. The Fund's share price could fall if the Fund is heavily invested in a particular stock and the price of that stock falls.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

No Fund is a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

iExchange New Economy Fund
Investment Objective

         The Fund's investment objective is long term capital appreciation.

Principal Strategies

         The Fund seeks to provide investors with long term capital appreciation by investing at least 65% of its assets in common stock of companies that the Fund's adviser believes will benefit from the growth and development of the new economy technologies. These technologies include Internet and new media, digital consumer electronics, biotechnology, broadband and fiber optics, wireless communications and computers.


         The Fund's adviser uses its software model (called the Interactive Portfolio Management Model(TM)) to select the stocks the Fund will buy and sell. The Model is based primarily on stock price forecasts submitted by members of the iExchange.com web site known as "Analysts." The iExchange Analysts are visitors to the iExchange.com web site that actively participate by making price forecasts, not "Wall Street" analysts.

o The Model weights the stock price forecasts, based on the historical accuracy of each iExchange Analyst's forecasts.
o The Model uses screens and settings determined by the Fund's adviser, consistent with the Fund's objective, for factors such as price to earnings growth ratios, risk measurement, liquidity requirements and sector allocation. The screens and settings will be changed by the adviser based on market conditions.
o The Model applies these screens and settings to the weighted stock forecasts to determine the stocks (and the appropriate amount of each stock) for the Fund's portfolio.
o The adviser will then review the output of the Model, making any adjustments it believes are necessary to the Model's settings and resultant portfolio.
o The portfolio is periodically "rebalanced," at which time portfolio securities are bought and sold by the Fund. Rebalancing is triggered by one of three events: a substantial change in the cash component (due to additional investments or redemptions), a substantial change in the weighting of the portfolio (due to changes in market value) and a periodic reevaluation of the portfolio.



         It is the intention of the Fund's adviser to rely solely on the Model (and the forecasts made by the iExchange Analysts) to determine the stocks in the Fund's portfolio. The Fund's portfolio will not, however, precisely mirror the iExchange Analysts' selections because the Model applies the adviser's screens and settings to the input from the iExchange Analysts forecasts. The adviser could also override the Model's recommendations at any time if the adviser believes that an unforeseen or extreme market condition warrants such action.


         In addition to common stock of U.S. companies, the Fund may invest to a limited degree in foreign companies by purchasing American Depositary Receipts (ADR's). An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. They are alternatives to the direct purchase of the underlying foreign stock. In addition it is likely that the Fund could invest a significant portion of its assets in smaller companies, as well as the technology sector. The Fund is non-diversified, which means that its portfolio may at times focus on a limited number of companies.

Principal Risks


Management Risk. The Fund's performance is in large measure dependent on the iExchange Analysts and the quality of their stock price forecasts. There is no guarantee that people will participate in the iExchange.com web site, or that their participation will result in quality recommendations. This is a principal risk because the adviser only considers companies recommended by iExchange Analysts. In addition, the Fund could perform poorly if the adviser's Interactive Portfolio Management Model(TM) does not perform. The adviser has no prior experience as an investment adviser or using the Model.


On-line Investing Risk. The Fund is designed specifically for on-line investors. An interruption in on-line services could result in a delay or interruption in your ability to access the web site, or place purchase or sale orders with the Fund. A delay in placing an order could result in the investor paying a higher price, or receiving a lower price, for the shares.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

Technology Risk. The Fund is concentrated in the technology sector and significant weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, may have a material effect on the products and services of these companies. In addition, the rate of technological change often requires extensive and sustained investment in research and development. It is likely that some of today's public companies that are benefiting from the growth of the Internet and other new technologies will not exist in the future. The price of many of these stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many companies that seek to benefit from the new economy are currently operating at a loss and may never be profitable.

Foreign Risk. To the extent the Fund invests in ADRs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

Smaller Company Risk.

o The earnings and prospects of smaller companies are more volatile than larger companies.
o Smaller companies may experience higher failure rates than do larger companies.
o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Volatility Risk. Common stocks of technology companies tend to be more volatile than other investment choices. Because of its narrow focus, the Fund's performance is closely tied to any factors which may affect technology companies and, as a result, is more likely to fluctuate than that of a fund which is invested in a broader range of companies.

Non-diversification Risk. As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may at times focus on a limited number of companies. The Fund's share price could fall if the Fund is heavily invested in a particular stock and the price of that stock falls.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

No Fund is a complete investment program. As with any mutual fund investment, each Fund's returns will vary and you could lose money.

                          How the Funds Have Performed

         Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because each Fund is recently organized and has less than one year of operations.

                   FEES AND EXPENSES OF INVESTING IN THE FUNDS

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees                                     Diversified       Small Cap        New Economy
(fees paid directly from your investment)            Growth Fund       Growth Fund      Fund

Maximum Sales Charge (Load) Imposed on Purchases     NONE              NONE             NONE
Maximum Deferred Sales Charge (Load)                 NONE              NONE             NONE
Redemption Fee                                       NONE              NONE             NONE

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                      1.00%             1.00%            1.00%
Distribution (12b-1) Fees                            0.00%             0.00%            0.00%
Other Expenses1                                      0.00%             0.00%            0.00%
Total Annual Fund Operating Expenses                 1.00%             1.00%            1.00%

1 Other expenses are estimated for the Funds' first fiscal year.


Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


                                            1 year            3 years
                                            ------            -------
         Diversified Growth Fund             $105              $328
         Small Cap Growth Fund               $105              $328
         New Economy Fund                    $105              $328



                ADDITIONAL INFORMATION ABOUT STRATEGIES AND RISKS

Principal Strategies


         The Model. The Funds' adviser uses a software model called the Interactive Portfolio Management Model(TM) to select the stocks for each Fund's portfolio. The stock selection process begins with stock price forecasts from the iExchange Analysts, made via the iExchange.com web site. The iExchange Analysts are visitors to the iExchange.com web site that actively participate by making price forecasts, not "Wall Street" analysts. One section of the web site permits iExchange Analysts to submit stock price forecasts, which convey their beliefs about a stock's future price. The iExchange.com web site is maintained by the adviser's parent company, iExchange Holdings, Inc., and iExchange.com, Inc. provides the stock price forecasts to the adviser. iExchange Holdings, Inc. also evaluates the stock price forecasts made by the iExchange Analysts using multiple performance catagories and provides rewards to those iExchange Analysts with the highest ratings in each performance category.

         The Model measures the historical accuracy of each investor's stock price forecasts. Over several months, these measurements determine the weighting given to each investor's forecasts. The Model uses the investors' forecasts (with weighting given to the most accurate forecasts) to determine which stocks should be bought and sold by the Fund. The Model's process for evaluating and weighting the investors forecasts are explained in more detail in the Funds' Statement of Additional Information.

         The Model uses the shareholder forecasts to select a group of stocks for each Fund's portfolio. The Model includes settings determined by the Funds' adviser, consistent with each Fund's objective, for factors such as risk measurement, liquidity requirements and sector allocation, which the model applies to the weighted stock forecasts to determine the appropriate amount of each stock for the Fund's portfolio. The adviser will then review the output of the Model, making any adjustments it believes are necessary to the Model's settings and resultant portfolio. The adviser also considers whether a selection would make the Fund's portfolio, in the adviser's opinion, too heavily invested in a particular industry or company. The adviser will buy and sell stocks at predetermined intervals (currently, on a monthly basis) and in response to cash management needs. The Fund's investment process may result in active trading of the portfolio.


         Initial Operations. During the initial operations of each Fund (at least six months), the investors' recommendations will have little impact on the composition of each Fund's portfolio because the Fund's adviser will select the Fund's initial investments, and a period of time (at least six months) is necessary for weightings to be established by the Interactive Portfolio Management Model(TM) based on the accuracy of investor's forecasts. These initial investments will dominate the portfolio until investors recommend other companies for the Fund's portfolio and these recommendations are selected by the Model and by the Fund's adviser.

         On-line Investing. Since the Funds are designed specifically for on-line investors, an interruption in transmissions over the Internet or a problem with the www.iExchange.com site could result in a delay or interruption in your ability to access the web site, place purchase or sale orders with the Funds or otherwise interact with the Funds.

Non-Principal Strategies

         New Issuer Risk. The adviser believes that each Fund may invest to a limited degree in common stock of new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may be more speculative because such companies are relatively unseasoned. New issuers may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. New issuers, particularly those acquired in an initial public offering, may experience lower trading volumes and/or greater price volatility than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies.

         General. The investment objective of each Fund may be changed without shareholder approval.

         From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments, money market funds or repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

         Each Fund may at times actively and frequently trade stocks and, as result, have a portfolio turnover rate that is higher than other stock funds. Higher portfolio turnover would result in correspondingly greater brokerage commission expenses (which will lower the Fund's total return) and may result in the distribution to shareholders of additional capital gains for tax purposes (which would lower the Fund's after-tax return).

                                HOW TO BUY SHARES

         The minimum initial investment in each Fund is $1,000 and minimum subsequent investments are in $250


         The Funds are intended primarily for on-line investors, and we ask shareholders to accept all information about the Fund(s) in which they invest through the iExchange.com web site and electronic delivery. When you open your account you will select a password. You will be prompted to enter your password whenever you perform a transaction so that the Funds can be sure each purchase or sale is secure. For your protection, only you should place orders through your Fund account. When you purchase shares, you will be asked to: (1) confirm your consent to receive all Fund documentation electronically, (2) provide your e-mail address and (3) confirm that you have read the Prospectus. The Funds' current Prospectus will be readily available for viewing and printing on the web site. You can revoke your consent to electronic document delivery at any time , and receive paper based documents by contacting the Funds at 800-___-____.


Initial Purchase

By Mail- To be in proper form, your initial purchase request must include:


o a completed and signed investment application form (which accompanies this Prospectus or can be downloaded from the www.iExchange.com web site); and
o        a  check  (subject  to  the  minimum   amounts)  made  payable  to  the
         appropriate Fund.


                  Mail the application and check to:

U.S. Mail:  iExchange Funds                  Overnight: iExchange Funds
            c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
            P.O. Box 6110                               431 North Pennsylvania Street
            Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204


By Wire

You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must set up your account and obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: iExchange Funds
         D.D.A.#__________________
         Fund Name   _________________(write in fund name)
         Account Name_________________(write in shareholder name)
         For the Account #______________(write in account number)

         You must mail a signed application to Unified Fund Services, Inc., the Funds' transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

         You may purchase additional shares of any Fund (subject to a $250 minimum) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

o your name
o the name of your account(s),
o your account number(s),
o the name of the Fund
o a check made payable to the Fund

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the Transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Transfer agent about the IRA custodial fees.

Other Purchase Information

         The Funds intend to deliver shareholder information electronically. However, you may receive paper-based information at no extra cost upon request. Shareholder information includes prospectuses, annual and semi-annual reports, proxy materials, confirmations and statements.

         Each Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

      The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.

                              HOW TO REDEEM SHARES

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Funds' securities at the time of your redemption. [Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future.] Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.


On-line - To sell Fund shares on-line go to the www.iExchange.com web site, click the [Fund Sell Order] icon and follow the instructions.


By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

                          iExchange Funds
                          c/o Unified Fund Services, Inc.
                          P.O. Box 6110
                          Indianapolis, IN  46204

         To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in a Fund by calling the transfer agent at 877-___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


         Additional Information - The Funds intend to deliver all shareholder services, with the exception of the initial purchase, electronically. The Funds or the transfer agent may terminate the on-line and/or telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. An interruption in transmissions over the Internet or a problem with the www.iExchange.com web site could delay a redemption request. If you are unable to reach the Funds on-line or by telephone, you may request a redemption or exchange by mail.


         If you are not certain of the requirements for a redemption please [call the Funds' transfer agent at 877-___-____]. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Funds' adviser at their fair value, according to procedures approved by the Funds' board of trustees. The Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the Fund.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions

         Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist primarily of capital gains.

         Taxes

         In general, selling or exchanging shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a long term capital gains distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS

         iExchange Investment Advisory Services LLC, 14180 Dallas Parkway, Suite 200, Dallas, Texas 75240, serves as investment adviser to the Funds. The adviser is wholly owned by iExchange.com, Inc. and was established in 2000 in order to serve as the investment adviser to the Funds. The adviser determines the securities to be purchased for each Fund, the portfolio securities to be held or sold by each Fund and the portion of each Fund's assets to be held uninvested, subject always to the Fund's investment objective, policies and restrictions, and the policies and instructions as the Trust's Board of Trustees may from time to time establish. Each Fund is authorized to pay the adviser a fee equal to 1.00% of its average daily net assets. A committee of the adviser is primarily responsible for the day-to-day management of the Funds.

         The adviser pays all of the operating expenses of each Fund except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees, Rule 12b-1 expenses and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

         Call the Funds at (888) [ ] to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-09541
                        iExchange Diversified Growth Fund

                         iExchange Small Cap Growth Fund

                           iExchange New Economy Fund

                       STATEMENT OF ADDITIONAL INFORMATION


                              _______________, 2001


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of iExchange Funds dated ____________, 2000. A free copy of the Prospectus can be obtained by writing the Funds' transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-___-____.

TABLE OF CONTENTS                                                         PAGE

DESCRIPTION OF THE TRUST AND THE FUNDS......................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS.............................................................

INVESTMENT LIMITATIONS......................................................

TRUSTEES AND OFFICERS.......................................................

INVESTMENT ADVISER..........................................................

ADDITIONAL INFORMATION ABOUT THE INTERACTIVE PORTFOLIO
MANAGEMENT MODEL............................................................

DISTRIBUTION PLANS .........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................

DETERMINATION OF SHARE PRICE................................................

INVESTMENT PERFORMANCE......................................................

CUSTODIAN...................................................................

FUND SERVICES...............................................................

ACCOUNTANTS.................................................................

DISTRIBUTOR.................................................................

DESCRIPTION OF THE TRUST AND THE FUNDS

         The iExchange Diversified Growth Fund, iExchange Small Cap Growth Fund and iExchange New Economy Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisors Trust (the "Trust") on August 10, 2000. The iExchange Diversified Growth Fund is a diversified fund. The iExchange Small Cap Growth Fund and iExchange New Economy Fund are non-diversified funds. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to each Fund is iExchange Investment Advisory Services LLC (the "Adviser").

         The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds' transfer agent for the account of the Shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated and will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         [As of _______, 2000, [_______________], [insert address] owned [____%]
of each iExchange Fund. As the controlling shareholder, [______________________]. could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that [_______________________] will no longer control the Funds.]


         For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

         A. Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible stocks and bonds are securities that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. No Fund may invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds. The Adviser will limit the Fund's investment in convertible securities to investment grade (those rated BBB or better by Moodys Investors Service, Inc. or Standard & Poor's Rating Group) or, if unrated, of comparable quality in the opinion of the Adviser.

         Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

         Each Fund may invest in foreign equity securities by purchasing American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of each Fund will fluctuate. Securities in each Fund's portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

         At times, a portion of each Fund may be invested in companies with short operating histories ("new issuers") and in initial public offerings ("IPOs"), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

         B. Hedging Transactions. Each Fund may utilize various other investment strategies as described below to hedge various markets. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, and purchase and sell financial futures contracts and options thereon (collectively, all the above are called "Hedging Transactions"). Hedging Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. No more than 5% of a Fund's assets will be committed to Hedging Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Hedging Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Hedging Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Hedging Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Hedging Transactions have risks associated with them, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions would result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it tends to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Hedging Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Hedging Transactions had not been utilized.

General Characteristics of Options

         Put  options  and  call  options  typically  have  similar   structural
characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For example, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. The Funds are authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options.

         A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. While this type of arrangement allows a Fund greater flexibility to tailor an option to its need, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and on securities indices and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. No Fund will sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures

         Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures, as a hedge against anticipated interest rate or equity market changes, and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such option.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices

         Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss of an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Use of Segregated and Other Special Accounts

         Many Hedging Transactions, in addition to other requirements, require that the Fund that has entered into the transaction segregate liquid high-grade assets with its Custodian to the extent that Fund's obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restriction, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the Custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate liquid, high-grade assets equal to the exercise price.

         OTC options entered into by a Fund, including those on securities, financial instruments or indices and OCC-issued and exchange-listed index options will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non-cash settled put, the same as an OCC-guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC-issued and exchange-listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         Hedging Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Hedging Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Hedging Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         C. Short Sales. Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

         Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk and either Fund could suffer significant losses. In addition, the strategy may result in increased transaction costs and taxes that reduce the Fund's return.

         In connection with its short sales, each Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Funds also will incur transaction costs in effecting short sales.

         D. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Funds' Prospectus or Statement of Additional Information.

         5. Illiquid Investments. The Funds will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         6. Short Sales. The Funds will not effect short sales of securities except as described in the Funds' Prospectus or Statement of Additional Information.

Trustees and Officers

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing Director of Unified Fund Services, Inc., the Fund's
1793 Kingswood Drive                 Secretary and    transfer agent, fund accountant and administrator, since October
Suite 200                            Trustee          2000.  President, Treasurer and Secretary of AmeriPrime Financial
Southlake, Texas  76092                               Services, Inc., a fund administrator, (which merged with Unified
Year of Birth:  1958                                  Fund Services, Inc.) from 1994 through October 2000.  President,
                                                      Treasurer and Secretary of AmeriPrime Financial Securities, Inc., the
                                                      Fund's distributor, from 1994 through November 2000; President and
                                                      Trustee of AmeriPrime Advisors Trust and AmeriPrime Insurance Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice-President of Financial Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services, Inc., the Fund's transfer agent, fund accountant and
Suite 200                            Financial        administrator, since August 2000.  Manager of AmeriPrime Financial
Southlake, Texas  76092              Officer          Services, Inc. from February 2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing Y2K testing, January 1999 to January 2000.  Vice
                                                      President of Fund Accounting, American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account Manager for CMS Hartzell, a manufacturer, from April 2000 to
5016 Cedar River Tr.                                  present.  Account Manager for Clarion Technologies, a manufacturer
Fort Worth, Texas  76137                              of automotive, heavy truck, and consumer goods, from 1996 to April
Year of Birth:  1964                                  2000.  From 1986 to 1996, an engineer for Sicor, a telecommunication hardware company.
------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various positions with Texas Instruments, a technology company,
8505 Forest Lane                                      since 1995, including the following: Program Manager for
MS 8672                                               Semi-Conductor Business Opportunity Management System, 1998 to
Dallas, Texas 75243                                   present; Development Manager for web-based interface, 1999 to
Year of Birth:  1962                                  present; Systems Manager for Semi-Conductor Business Opportunity
                                                      Management System, 1997 to 1998; Development Manager for Acquisition
                                                      Manager, 1996-1997; Operations Manager for Procurement Systems, 1994-1997.
==================================== ================ ======================================================================


         The following table estimates the Trustees' compensation for the first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees. The Trust is not in a fund complex.


==================================== ======================= ===================================
                                     Aggregate               Total Compensation from the Trust
Name                                 Compensation            (the Trust is not in a Fund
                                     From Trust              Complex)

------------------------------------ ----------------------- -----------------------------------
Kenneth D. Trumpfheller                         0                           0
------------------------------------ ----------------------- -----------------------------------
Mark W. Muller                               $_____                      $_____
------------------------------------ ----------------------- -----------------------------------
Richard J. Wright                            $_____                      $_____
==================================== ======================= ===================================

Investment Adviser

         The Funds' investment adviser is iExchange Investment Advisory Services LLC, 14180 Dallas Parkway, Suite 200, Dallas, Texas 75240 (the "Adviser"). The Adviser is a wholly owned subsidiary of iExchange Holdings, Inc.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services and agreement to pay the Funds' expenses (except for brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of the non-interested person trustees, Rule 12b-1 expenses and extraordinary expenses) each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         The Adviser retains the right to use the name "iExchange" in connection with another investment company or business enterprise with which the adviser is or may become associated. The Trust's right to use the name "iExchange" automatically ceases ninety days after termination of its agreement with the Adviser and may be withdrawn by the Adviser on ninety days written notice.


         The Trust, the Adviser and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by a Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.


ADDITIONAL INFORMATION ABOUT THE INTERACTIVE PORTFOLIO MANAGEMENT MODEL

Interactive Portfolio Management Model Overview

The Interactive Portfolio Management Model(TM) (IPMM) is the core engine that supports the iExchange Funds. The model includes the calculations and processes necessary to:


o Score forecasts made by members of the iExchange.com community ("iExchange Analysts")
o Aggregate the forecasts and weight them by the historical scores of the forecasters
o        Determine the implied return of each security based on those forecasts
o        Estimate the volatility of the underlying security's returns
o Risk adjust the implied return of the securities, based on the volatility estimates
o        Preferentially rank the securities based on the risk adjusted returns
o Screen securities based on market capitalization and a series of fundamental screens
o Estimate the covariance of the screened securities (the covariance is the estimate of how each security moves in relationship to other securities in the market and is used to make sure that the portfolio is well diversified)
o Select a portfolio from those securities based on a series of optimizer settings, as described below
o        Track the portfolio and cash component of the fund on an ongoing basis
o Recommend rebalancing and or adjustments based on deviations in the cash component and/or optimal portfolio and predefined deviation limits
o Introduce new securities to the IPMM process at each rebalancing/adjustment period


Implementation of the IPMM for the iExchange Funds


The Interactive Portfolio Management Model is designed to use the input of the iExchange Analysts in management of an equity portfolio, but as mentioned above does require certain initial and ongoing inputs from the Adviser to maintain consistency with the prospectus and investment policies of the fund. For example, the growth funds will use a market capitalization screen and various fundamental valuation screens, such as price to earnings growth. In addition, other screening is utilized to ensure that the securities selected for the portfolio have reasonable levels of market liquidity so that market impact transaction costs are minimized. These settings may require minor adjustments over time but, in general, are fixed over the life of the fund.

An optimizer (utilizing quadratic and non-linear programming) is used to select the portfolio and requires inputs to ensure that the overall portfolio diversification and risk level is consistent with the prospectus and that the execution of the portfolio will be cost effective. These optimizer settings include the adviser's selection of the benchmark for the portfolio, the selection of the beta level versus the benchmark, deviations from the benchmark's sector allocation, the selection of the maximum level of turnover per rebalancing period, constraints on round-lot trading, etc. These settings will require adjustments over time by the Adviser in order to maximize the effectiveness of the selection and adjustment process and ensure compliance with the fund's investment objectives. Finally, the sector allocation will remain extremely flexible so that the overall securities preferences of the iExchange Analysts are reflected in the selected portfolio.


The rebalancing and introduction of new securities is triggered by one of three events: a substantial change in the cash component, a substantial change in the weighting of the portfolio (due to changes in market value) and a periodic reevaluation of the portfolio. All of these settings will be changed on a regular basis by the Adviser based on market conditions.

Role of the Investment Adviser


         The Adviser plays a critical and ongoing role in the management of the iExchange Funds. The Adviser establishes and modifies as necessary the IPMM settings so that the Fund's portfolio is consistent with the prospectus. Prior to the execution of any trades for the portfolio, the Adviser will approve the output of the IPMM, making any adjustments deemed necessary to the IPMM settings and resultant portfolio. The Adviser will supplement the model's stock selection in the event that securities forecasted by iExchange Analysts (that meet the required stock screens) are insufficient, in the Adviser's opinion, to construct a well-diversified portfolio.


         The Adviser will be most actively engaged in adjusting sector allocation limits, establishing the appropriate cash level, modifying rebalancing settings and monitoring the portfolio on an ongoing basis. In addition to these activities, the Adviser will monitor external market forces and, at the Adviser's discretion, execute hedging strategies to achieve certain levels of market exposure.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisr in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the , it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

         Each Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If each Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is custodian of each Funds' investments. The custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as each Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services.

         In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of each Fund's assets up to $100 million and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million.

      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month.

ACCOUNTANTS

         The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds for the first fiscal year. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is an affiliate of Unified and the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

PART C.  OTHER INFORMATION
         -----------------

Item 23. Exhibits

(a)      Articles of Incorporation.

(i) Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective
Amendment No. 4, is hereby incorporated by reference.

(iv) Copies of Amendments No. 3-5 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(b) By-laws. Registrant's By-laws, which were filed as an Exhibit to Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)     Investment Advisory Contracts.

(i) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Small Cap Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iii)   Registrant's   Management   Agreement  with  Stoneridge   Investment
Partners, LLC for the Stoneridge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

(v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

(viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(x)     Advisory Agreement for the Monteagle Large Cap Fund, which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
incorporated by reference.

(xi) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(xii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans Master Investor Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(xiii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans RT 500 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(xiv) Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  12,  is  hereby  incorporated  by reference.


(xv) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Strategic Ascent Fund (formerly the Paragon Dynamic Hedge
Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xvi) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.


(xvii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.


(xviii) Registrant's Proposed Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Diversified Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xix) Registrant's Proposed Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xx) Registrant's Proposed Management Agreement with iExchange Investment Advisory Services LLC for the iExchange New Economy Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xxi) Registrant's Proposed Management Agreement with Capital Cities Asset Management, Inc. for the Chameleon Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  13,  is  hereby  incorporated  by reference.


(e)     Underwriting Contracts.

(i)     Registrant's   Underwriting   Agreement  with  AmeriPrime   Financial
Securities, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(iii) Amended Exhibit A to Underwriting Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(f)     Bonus or Profit Sharing Contracts.  None.

(g)     Custodian Agreements.

(i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Amended Appendix B to Custodian Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(h)     Other Material Contracts.  None.

(i)     Legal Opinion.

      (i) Opinion of Brown, Cummins & Brown Co., L.P.A. , which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.

      (ii)  Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j)     Other Opinions.

      (i)   Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)     Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)     Rule 12b-1 Plan.

(i) Form of Registrant's Rule 12b-1 Service Agreement for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(ii)    Form of Registrant's  Rule 12b-1  Distribution Plan for the Enhans
RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.


(iii) Form of Rule 12b-1 Distribution Plan for the iExchange Funds (formerly the MutualMinds.com Funds), which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  12,  is  hereby  incorporated  by reference.

(iv) Registrant's Rule 12b-1 Distribution Plan for the Chameleon Fund will be supplied.


(n)     Rule 18f-3 Plan.  None.

(o)     Reserved.

(p) Codes of Ethics. Copy of Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(q)     Powers of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(ii) Powers of Attorney for the Trustees, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(iii) Power of Attorney for the President, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(iv) Power of Attorney for the Treasurer, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Funds
-------- ------------------------------------------------------------


As of November 22, 2000, Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 - Core Fund, owned 73.40% of the StoneRidge Equity Fund and 99.57% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

As of November 22, 2000, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, and the Monteagle Fixed Income Fund and 99.96% of the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.


Item 25. Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  Pursuant  to  the  Underwriting   Agreement,   the  Trust  shall  indemnify
Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(a) Stoneridge Investment Partners, LLC ("Stoneridge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the Stoneridge Equity Fund, Stoneridge Small Cap Equity Fund and Stoneridge Bond Fund, is a registered investment adviser. (i) Stoneridge has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and member of Stoneridge is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

(i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993. (ii) Information with respect to each officer and member of NCC is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.
(i) Robinson has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and director of Robinson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.
(i) Howe and Rusling has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e) T.H. Fitzgerald, Jr. ("Fitzgerald"), 180 Church Street, Naugatuck, Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser
(i) Fitzgerald has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each principal of Fitzgerald is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-12196)

(f) AExpert Advisory, Inc. ("AExpert"), 25 West King Street, Lancaster, Pennsylvania 17603, adviser to Enhans Master Investor Fund and Enhans RT 500 Fund, is a registered investment adviser.
(i)AExpert has engaged in no other business during the past two fiscal years.
(ii)Information with respect to each officer and director ofAExpert is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

(g)     Cloud,  Neff & Associates,  Inc. ("Cloud,  Neff"),  606 Park Tower,
5314 South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser.
(i) Cloud Neff has engaged in no other business during the past two fiscal years.
ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

(h)     Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite
275, Provo, Utah 84604, adviser to the Paragon Dynamic Hedge Fund and the Paragon Uncorrelated Return Fund, is a registered investment adviser.
(i)     Paragon has engaged in no other business during the past two fiscal years.
(ii     Information  with  respect to each  officer and  director of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

(i) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.
(i) Riccardi has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and member of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).


(j) iExchange Investment Advisory Services LLC ("Interactive"), 14180 Dallas Parkway, Suite 200, Dallas, Texas 75057, adviser to the iExchange Investors Diversified Growth Fund, iExchange Small Cap Growth Fund and iExchange New Economy Fund, is a registered investment adviser.


(i) Interactive has engaged in no other business during the past two fiscal years.
(ii) Information with respect to each officer and director of Interactive is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-59750).


(k) Capital Cities Asset Management, Inc. ("Capital Cities"), 11651 Jollyville Road, Suite 200, Austin, TX 78759, adviser to the Chameleon Fund, is a registered investment adviser.


(i) Capital Cities has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Capital Cities is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-45494).

Item 27. Principal Underwriters

(a) AmeriPrime Financial Securities, Inc. is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the Underwriter and the President and a Trustee of the Registrant. AmeriPrime
Financial Services, Inc. is also the underwriter for the AmeriPrime Funds, AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust and the TANAKA Funds, Inc.

(b) Information with respect to each director and officer of AmeriPrime Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-48143).

(c)     Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B

         None.

Item 30. Undertakings

         None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 21st day of December, 2000.


                                AmeriPrime Advisors Trust

                                By:/s/   Donald S. Mendelsohn
                                        Attorney-in Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                               *By: /s/

Kenneth D. Trumpfheller,*               Donald S. Mendelsohn
President and Trustee                   Attorney-in-Fact
                                        December 21, 2000
Richard Wright,*
Trustee

Mark Muller,*
Trustee

Robert A. Chopyak*
Treasurer and Chief Financial Officer

                                  EXHIBIT INDEX

1.       Consent of Counsel........................................EX-99.23.i.ii
2.       Consent of Accountant........................................EX-99.23.j